Aristotle Strategic Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 63.7%	Par	Value
Communications - 3.9%
AT&T, Inc.
4.35%, 03/01/2029	$5,500,000	$5,383,578
2.75%, 06/01/2031	6,000,000	5,221,780
2.25%, 02/01/2032	2,475,000	2,047,115
5.40%, 02/15/2034	8,000,000	8,035,511
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029 (a)	2,500,000	2,481,404
4.75%, 03/01/2030 (a)	1,500,000	1,371,482
7.38%, 03/01/2031 (a)	5,000,000	5,100,542
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	5,750,000	5,561,099
2.30%, 02/01/2032	5,000,000	3,961,730
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	14,200,000	12,951,172
Cox Communications, Inc., 5.45%, 09/01/2034 (a)	11,700,000	11,337,751
DISH Network Corp., 11.75%, 11/15/2027 (a)	18,350,000	19,458,285
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	7,000,000	7,450,984
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,171,161
T-Mobile USA, Inc.
2.05%, 02/15/2028	3,000,000	2,755,864
2.40%, 03/15/2029	2,000,000	1,801,706
3.38%, 04/15/2029	2,050,000	1,914,883
3.88%, 04/15/2030	10,000,000	9,414,800
3.50%, 04/15/2031	1,125,000	1,020,995
2.70%, 03/15/2032	5,700,000	4,827,852
Verizon Communications, Inc., 2.55%, 03/21/2031	12,719,000	10,958,523
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	11,025,000	11,399,771
		141,627,988

Consumer Discretionary - 6.6%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	25,675,000	26,274,004
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	929,010	885,072
Series A, 3.50%, 02/15/2032	1,473,917	1,300,547
Series A, 2.88%, 07/11/2034	3,368,359	2,903,214
Series AA, 3.15%, 02/15/2032	2,229,772	2,032,974
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	5,125,000	5,086,446
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (a)	9,100,000	8,868,027
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	9,675,000	8,889,651
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,152,064
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	5,500,000	5,390,380
4.13%, 08/17/2027	4,000,000	3,869,460
6.80%, 11/07/2028	6,000,000	6,219,734
2.90%, 02/10/2029	3,500,000	3,136,312
7.35%, 03/06/2030	3,138,000	3,324,394
7.20%, 06/10/2030	5,000,000	5,266,316
4.00%, 11/13/2030	5,400,000	4,868,013
Garda World Security Corp.
4.63%, 02/15/2027 (a)	14,000,000	13,609,845
8.25%, 08/01/2032 (a)	10,530,000	10,713,947
8.38%, 11/15/2032 (a)	9,050,000	9,222,765
General Motors Financial Co., Inc.
2.70%, 08/20/2027	6,500,000	6,145,070
5.55%, 07/15/2029	10,000,000	10,114,454
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)	2,325,000	2,193,089
4.88%, 07/01/2031 (a)	2,975,000	2,665,591
6.63%, 01/15/2032 (a)	3,775,000	3,791,097
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	8,825,000	8,748,134
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	31,350,000	27,483,075
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	7,867,258
United Airlines, Inc.
5.80%, 01/15/2036	782,126	797,817
Series 2019-1, 4.15%, 08/25/2031	2,042,126	1,955,744
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	12,350,000	13,316,144
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	4,450,000	4,575,242
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	15,500,000	16,152,782
6.25%, 03/15/2033 (a)	4,075,000	4,016,426
		236,835,088

Consumer Staples - 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	25,000,000	22,777,633
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	12,800,000	13,568,237
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	14,175,000	14,814,477
9.63%, 09/15/2032 (a)	15,925,000	16,722,572
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	13,714,082
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.13%, 02/01/2028	700,000	695,629
5.50%, 01/15/2030	3,750,000	3,745,588
5.75%, 04/01/2033	9,440,000	9,403,016
6.75%, 03/15/2034	2,414,000	2,553,960
Pilgrim's Pride Corp., 4.25%, 04/15/2031	8,000,000	7,368,602
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	11,700,000	11,522,817
		116,886,613

Energy - 8.3%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	9,525,000	9,750,249
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	7,950,000	7,747,702
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	18,200,000	18,194,555
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,482,879
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	8,125,000	7,906,557
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	9,275,000	8,866,045
7.50%, 12/15/2033 (a)	8,250,000	8,681,766
Enerflex Ltd., 9.00%, 10/15/2027 (a)	15,624,000	16,278,647
Energy Transfer LP
4.00%, 10/01/2027	1,200,000	1,174,028
5.55%, 02/15/2028	450,000	457,128
3.75%, 05/15/2030	3,000,000	2,800,520
6.40%, 12/01/2030	2,000,000	2,114,624
5.75%, 02/15/2033	14,500,000	14,708,478
5.60%, 09/01/2034	12,000,000	11,997,320
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,892,715
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	4,900,000	4,990,775
7.88%, 05/15/2032	10,450,000	10,243,801
8.00%, 05/15/2033	6,300,000	6,171,239
MPLX LP
4.00%, 03/15/2028	3,000,000	2,913,126
4.80%, 02/15/2029	1,350,000	1,339,089
2.65%, 08/15/2030	2,225,000	1,947,964
4.95%, 09/01/2032	300,000	289,376
5.50%, 06/01/2034	8,750,000	8,629,403
Nabors Industries, Inc., 8.88%, 08/15/2031 (a)	7,475,000	6,948,658
Sunoco LP, 7.25%, 05/01/2032 (a)	14,625,000	15,118,812
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,610,240
6.50%, 03/30/2034	4,750,000	5,021,400
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	16,343,863
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (a)	275,000	277,759
4.13%, 08/15/2031 (a)	4,400,000	3,943,804
3.88%, 11/01/2033 (a)	3,560,000	3,061,005
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	10,075,000	10,488,608
9.50%, 02/01/2029 (a)	7,500,000	8,294,182
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	21,800,000	22,827,412
7.00%, 01/15/2030 (a)	2,300,000	2,336,671
9.88%, 02/01/2032 (a)	28,575,000	31,372,618
		298,223,018

Financials - 22.0%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	23,675,000	24,403,361
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,817,547
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031 (a)	14,775,000	14,647,542
7.38%, 10/01/2032 (a)	11,250,000	11,367,585
Avolon Holdings Funding Ltd.
3.25%, 02/15/2027 (a)	3,200,000	3,077,536
2.75%, 02/21/2028 (a)	6,500,000	6,031,110
5.75%, 11/15/2029 (a)	7,000,000	7,089,199
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,600,000	1,571,894
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,397,000	2,413,129
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	3,900,000	3,895,852
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	5,184,000	4,665,253
Bank of America Corp.
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029	2,300,000	2,088,369
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	14,500,000	12,779,313
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	835,800
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,312,288
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,247,005
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,158,821
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	3,967,937
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,302,310
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,502,450
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	10,000,000	10,208,910
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	12,230,000	12,831,161
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (a)	3,000,000	2,917,775
Citigroup, Inc.
4.45%, 09/29/2027	5,500,000	5,427,395
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	4,000,000	3,875,659
4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	3,000,000	2,911,955
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,462,396
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	885,096
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	381,063
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,753,433
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,523,011
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	1,000,000	995,579
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	8,000,000	7,623,576
Credit Agricole SA, 6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual (a)	5,650,000	5,435,449
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	5,828,106
5.40%, 02/01/2034	2,100,000	2,081,013
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,865,343
5.60%, 03/02/2033	7,500,000	7,599,696
5.63%, 08/21/2033	7,000,000	7,127,176
5.15%, 08/12/2034	5,450,000	5,329,005
Global Payments, Inc.
4.45%, 06/01/2028	7,000,000	6,852,492
3.20%, 08/15/2029	6,345,000	5,815,895
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	15,946,653
4.00%, 01/15/2031	7,925,000	7,254,495
5.63%, 09/15/2034	9,100,000	8,960,231
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,228,572
2.60%, 02/07/2030	8,000,000	7,089,126
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,717,270
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,567,901
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	11,672,741
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	9,000,000	7,611,133
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	650,000	622,454
6.75%, 10/01/2037	10,000,000	10,715,364
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	9,886,842
3.50%, 09/15/2030	1,500,000	1,359,332
2.90%, 12/15/2031	10,379,000	8,835,437
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	4,300,000	4,210,723
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029	4,500,000	4,043,788
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030	10,000,000	9,937,136
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	2,300,000	2,212,728
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	2,000,000	1,939,841
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	6,000,000	5,454,133
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	450,000	471,032
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	7,500,000	7,650,397
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,718,593
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	472,025
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	6,009,260
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	7,500,000	7,196,614
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,209,740
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	12,995,598
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,008,978
MassMutual Global Funding II, 4.85%, 01/17/2029 (a)	10,000,000	10,013,051
Morgan Stanley
3.59%, 07/22/2028 (b)	11,000,000	10,611,286
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	16,000,000	15,579,946
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	9,855,883
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,417,910
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	21,100,000	17,170,047
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	534,686
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	2,100,000	2,129,621
Nasdaq, Inc., 5.55%, 02/15/2034	13,150,000	13,273,166
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	18,825,000	19,033,663
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.35%, 11/01/2029 (a)	3,675,000	3,406,818
6.20%, 06/15/2030 (a)	5,000,000	5,255,810
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	6,500,000	6,614,792
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,336,376
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,011,901
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,589,977
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	9,450,000	9,058,813
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	7,550,000	7,313,534
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,557,589
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	10,900,000	10,834,706
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/2031	10,000,000	10,120,331
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)	2,500,000	2,478,941
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	12,500,000	12,584,105
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	700,000	711,347
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	15,350,000	16,028,531
US Bancorp
4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029	12,000,000	11,881,160
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	12,448,369
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,158,310
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	907,973
VICI Properties LP
4.75%, 02/15/2028	3,450,000	3,423,414
5.13%, 11/15/2031	3,000,000	2,928,438
5.13%, 05/15/2032	8,000,000	7,795,180
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	10,300,000	9,877,188
4.13%, 08/15/2030 (a)	9,000,000	8,368,893
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028	5,985,000	5,806,656
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,600,000	4,676,261
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	4,500,000	4,239,271
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,609,775
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	7,000,000	6,762,691
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	12,050,000	11,921,134
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	8,641,833
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,507,196
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,161,076
		792,541,270

Health Care - 1.5%
HCA, Inc.
3.63%, 03/15/2032	16,000,000	14,106,277
5.50%, 06/01/2033	5,000,000	4,948,697
5.60%, 04/01/2034	10,000,000	9,855,765
Humana, Inc., 5.95%, 03/15/2034	7,500,000	7,561,205
Universal Health Services, Inc., 5.05%, 10/15/2034	19,000,000	17,740,264
		54,212,208

Industrials - 6.1%
Boeing Co.
3.63%, 02/01/2031	3,500,000	3,179,175
6.39%, 05/01/2031	10,000,000	10,459,987
3.60%, 05/01/2034	20,975,000	17,591,478
6.53%, 05/01/2034	5,000,000	5,240,644
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	12,000,000	12,909,168
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	10,350,000	10,749,386
8.63%, 05/15/2032 (a)	6,000,000	6,277,791
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,523,355
2.80%, 01/15/2032	14,819,000	12,619,035
GFL Environmental, Inc., 4.38%, 08/15/2029 (a)	7,000,000	6,623,249
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	1,625,000	1,610,919
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	18,825,000	19,676,942
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,030,441
5.65%, 05/15/2033	4,650,000	4,650,854
OT Merger Corp., 7.88%, 10/15/2029 (a)	16,902,000	7,421,837
Regal Rexnord Corp.
6.05%, 04/15/2028	3,000,000	3,052,426
6.40%, 04/15/2033	13,375,000	13,806,689
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	17,350,000	17,798,670
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	17,750,000	17,390,302
TransDigm, Inc.
6.75%, 08/15/2028 (a)	2,000,000	2,019,947
4.63%, 01/15/2029	4,675,000	4,381,656
6.38%, 03/01/2029 (a)	5,075,000	5,092,619
4.88%, 05/01/2029	9,475,000	8,955,220
6.00%, 01/15/2033 (a)	6,525,000	6,400,050
Weir Group PLC, 2.20%, 05/13/2026 (a)	9,850,000	9,477,401
		217,939,241

Materials - 3.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030 (a)	2,150,000	2,183,441
LABL, Inc.
5.88%, 11/01/2028 (a)	7,475,000	6,673,503
9.50%, 11/01/2028 (a)	275,000	275,712
8.25%, 11/01/2029 (a)	1,975,000	1,717,016
8.63%, 10/01/2031 (a)	26,450,000	24,497,884
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	5,000,000	5,107,300
9.25%, 04/15/2027 (a)	16,700,000	16,969,972
Northern Star Resources Ltd., 6.13%, 04/11/2033 (a)	7,970,000	8,162,629
Sealed Air Corp., 6.88%, 07/15/2033 (a)	7,000,000	7,318,367
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	6,000,000	6,192,300
Sonoco Products Co.
4.60%, 09/01/2029	3,500,000	3,411,039
5.00%, 09/01/2034	19,000,000	18,031,878
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	9,500,000	8,710,633
Standard Industries, Inc./NY, 4.38%, 07/15/2030 (a)	7,500,000	6,877,422
		116,129,096

Technology - 3.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	7,800,000	7,867,999
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	12,500,000	11,861,055
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,433,036
4.15%, 11/15/2030	14,589,000	13,965,547
5.15%, 11/15/2031	10,050,000	10,117,912
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	1,100,000	1,088,367
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	15,200,000	15,244,445
Entegris, Inc., 4.75%, 04/15/2029 (a)	18,875,000	18,089,376
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,242,107
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,263,724
5.00%, 01/15/2033	15,000,000	14,605,408
Oracle Corp.
2.30%, 03/25/2028	4,000,000	3,699,082
4.65%, 05/06/2030	3,000,000	2,957,472
4.30%, 07/08/2034	5,000,000	4,599,640
4.70%, 09/27/2034	15,000,000	14,223,085
		135,258,255

Utilities - 5.1%
Ameren Corp., 5.00%, 01/15/2029	9,900,000	9,919,538
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	14,954,481
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	12,641,530
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	8,686,991
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,136,028
National Grid PLC, 5.42%, 01/11/2034	7,000,000	6,972,027
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	4,000,000	4,006,637
5.00%, 02/28/2030	5,000,000	5,011,146
5.25%, 03/15/2034	3,000,000	2,969,116
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	23,625,000	24,190,250
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,534,331
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	2,250,000	2,314,647
Sempra
3.80%, 02/01/2038	12,000,000	9,929,156
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	1,100,000	1,093,429
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,347,576
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,237,007
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	5,000,000	5,034,088
Vistra Operations Co. LLC
4.30%, 07/15/2029 (a)	13,000,000	12,423,949
7.75%, 10/15/2031 (a)	1,825,000	1,916,242
6.88%, 04/15/2032 (a)	9,625,000	9,864,341
6.95%, 10/15/2033 (a)	17,900,000	19,305,920
		185,488,430
TOTAL CORPORATE BONDS (Cost $2,312,812,830)		2,295,141,207

BANK LOANS - 26.4%	Par	Value
Consumer Discretionary - 5.1%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	14,674,359	14,740,540
Belron Finance 2019 LLC, Senior Secured First Lien, 7.27% (3 mo. SOFR US + 2.75%), 10/16/2031	6,733,125	6,805,742
Caesars Entertainment, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 02/06/2031	31,511,875	31,620,118
Carnival Corp., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/18/2028	6,067,000	6,118,206
Chariot Buyer LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 11/03/2028	16,340,336	16,457,823
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 5.00%), 09/18/2026	2,172,820	2,182,109
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien
7.13% (1 mo. Term SOFR + 2.75%), 05/30/2031	3,119,565	3,124,151
7.13% (1 mo. Term SOFR + 2.75%), 05/30/2031	380,435	380,994
Grant Thornton LLP/Chicago, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.25%), 05/30/2031	14,962,500	14,984,495
Madison Safety & Flow LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/26/2031	14,962,500	15,091,103
MajorDrive Holdings IV LLC, Senior Secured First Lien, 8.70% (3 mo. SOFR US + 4.00%), 06/01/2028	6,979,330	6,823,551
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 05/04/2028	7,722,195	7,783,741
PetSmart LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/14/2028	6,138,959	6,126,160
Tamko Building Products LLC, Senior Secured First Lien
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030	5,702,500	5,755,989
7.09% (1 mo. SOFR US + 2.75%), 09/20/2030	5,702,500	5,755,989
Wand NewCo 3, Inc., Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 01/30/2031	18,442,787	18,541,271
7.61% (3 mo. SOFR US + 3.25%), 01/30/2031	11,100,917	11,160,196
Whatabrands LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/03/2028	9,950,000	9,985,870
		183,438,048

Consumer Staples - 0.1%
Fiesta Purchaser (Shearer's Foods), Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 02/12/2031	2,720,933	2,733,597
7.61% (1 mo. SOFR US + 3.25%), 02/12/2031	2,254,098	2,264,590
		4,998,187

Financials - 4.9%
Acrisure LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 11/06/2030	13,916,315	13,956,533
Acrisure T/L B1 (12/24), Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 02/15/2027	4,345,377	4,359,978
AssuredPartners, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 02/14/2031	33,248,750	33,357,806
Boost Newco Borrower LLC, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 01/31/2031	13,715,625	13,815,680
BroadStreet Partners, Inc., Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 06/13/2031	2,772,944	2,785,671
7.36% (1 mo. SOFR US + 3.00%), 06/16/2031	27,089,525	27,213,866
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	14,682,950	14,524,301
Delos Aircraft DAC, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 10/29/2027	13,975,000	14,053,609
HUB International Ltd., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 2.75%), 06/20/2030	38,865,763	39,150,261
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	8,058,518
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.08% (3 mo. SOFR US + 4.75%), 05/06/2032	5,000,000	5,132,300
		176,408,523

Health Care - 1.4%
Bausch + Lomb Corp. First Lien, 7.94% (1 mo. Term SOFR + 3.25%), 05/10/2027	5,000,000	5,025,225
Bausch + Lomb Corp., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 09/29/2028	6,912,500	6,957,881
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	30,930,203	31,074,338
Pathway Vet Alliance LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 03/31/2027	9,839,994	8,033,125
		51,090,569

Industrials - 7.6%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 12/26/2028	13,183,750	13,273,070
Crosby US Acquisition Corp., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.50%), 08/16/2029	17,845,263	18,050,572
Cube A&D Buyer, Inc., Senior Secured First Lien, 8.13% (3 mo. SOFR US + 3.50%), 10/20/2031	12,100,000	12,195,771
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	10,504,444	10,566,000
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	3,995,556	4,018,970
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.75%), 05/22/2028	10,629,790	10,726,149
Filtration Group Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 10/23/2028	16,699,381	16,851,763
Goat Holdco LLC, Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.00%), 12/10/2031	7,250,000	7,264,500
Madison IAQ LLC, Senior Secured First Lien, 8.00% (6 mo. SOFR US + 2.75%), 06/21/2028	7,740,000	7,777,500
Pro Mach Group, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 08/31/2028	14,339,291	14,482,684
Roper Industrial Products Investment Co., Senior Secured First Lien
7.19% (1 mo. Term SOFR + 2.75%), 11/23/2029	10,000,000	10,037,500
7.19% (3 mo. SOFR US + 2.75%), 11/23/2029	3,201,493	3,223,504
Signia Aerospace LLC, Senior Secured First Lien
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	3,680,769	3,687,689
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	3,011,538	3,017,200
7.67% (1 mo. Term SOFR + 3.00%), 12/11/2031	557,692	558,741
SPX FLOW, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 04/05/2029	5,602,969	5,656,561
STS Operating, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 4.00%), 03/25/2031	24,124,228	24,229,772
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	34,825,000	35,162,454
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	11,409,151	11,506,186
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	6,553,710	6,609,449
TransDigm, Inc., Senior Secured First Lien
7.08% (3 mo. SOFR US + 2.75%), 03/22/2030	15,563,273	15,628,872
6.83% (3 mo. SOFR US + 2.50%), 02/28/2031	27,205,955	27,283,220
7.32% (3 mo. SOFR US + 2.50%), 01/20/2032	4,987,500	5,003,734
Traverse Midstream Partners First Lien, 7.56%, 02/16/2028	6,640,081	6,558,222
		273,370,083

Materials - 2.2%
Charter Next Generation, Inc., Senior Secured First Lien, 7.53% (1 mo. SOFR US + 3.00%), 12/02/2030	11,968,831	12,048,364
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.63% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,919,849
Graham Packaging Co., Inc., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/04/2027	7,735,162	7,763,124
LABL, Inc., Senior Secured First Lien, 9.56% (1 mo. SOFR US + 5.00%), 10/30/2028	9,457,500	9,167,864
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
6.86% (1 mo. SOFR US + 2.50%), 09/25/2028	3,636,355	3,656,246
6.86% (1 mo. SOFR US + 2.50%), 09/25/2028	929,291	934,374
6.86% (1 mo. SOFR US + 2.50%), 09/25/2028	737,187	741,220
Pregis TopCo LLC, Senior Secured First Lien
8.36% (1 mo. SOFR US + 4.00%), 07/31/2026	14,628,931	14,742,598
8.59% (1 mo. SOFR US + 4.00%), 07/31/2026	3,386,250	3,410,242
Proampac PG Borrower LLC, Senior Secured First Lien
8.52% (3 mo. SOFR US + 4.00%), 09/15/2028	6,752,954	6,782,498
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	10,350,206	10,395,488
Quikrete Holdings, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 03/19/2029	4,962,500	4,965,601
		79,527,468

Technology - 5.1%
Applied Systems, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 02/24/2031	31,390,926	31,731,675
Central Parent LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/06/2029	29,000,000	28,653,885
Dun & Bradstreet Corp., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 01/18/2029	14,315,372	14,342,214
Ellucian Holdings, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 10/29/2029	8,065,679	8,130,205
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.11% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	10,216,700
Epicor Software, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 05/30/2031	27,561,634	27,792,738
Peraton Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/01/2028	7,534,760	7,030,081
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	11,678,931	11,714,727
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	43,958,990	44,324,070
		183,936,295
TOTAL BANK LOANS (Cost $950,267,540)		952,769,173

COLLATERALIZED LOAN OBLIGATIONS - 4.1%	Par	Value
Aimco CDO
Series 2019-10A, Class BRR, 6.38% (3 mo. Term SOFR + 1.75%), 07/22/2037 (a)	8,000,000	8,074,942
Series 2020-12A, Class DR, 7.55% (3 mo. Term SOFR + 2.90%), 01/17/2032 (a)	1,000,000	1,005,951
Barrow Hanley Ltd., Series 2024-3A, Class D, 8.77% (3 mo. Term SOFR + 4.15%), 04/20/2037 (a)	4,000,000	4,101,772
Boyce Park Clo Ltd., Series 2022-1A, Class D, 7.72% (3 mo. Term SOFR + 3.10%), 04/21/2035 (a)	2,500,000	2,522,719
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.22% (3 mo. Term SOFR + 3.60%), 04/19/2037 (a)	8,000,000	8,193,494
CarVal CLO
Series 2018-1A, Class BR, 6.50% (3 mo. Term SOFR + 1.85%), 07/16/2031 (a)	9,650,000	9,652,566
Series 2018-1A, Class D, 7.80% (3 mo. Term SOFR + 3.15%), 07/16/2031 (a)	1,755,000	1,775,776
Series 2019-2A, Class DR, 7.83% (3 mo. Term SOFR + 3.21%), 07/20/2032 (a)	3,560,000	3,588,388
Cayuga Park CLO, Series 2020-1A, Class DR, 8.01% (3 mo. Term SOFR + 3.36%), 07/17/2034 (a)	1,750,000	1,765,185
CIFC Funding Ltd., Series 2022-4A, Class B, 6.65% (3 mo. Term SOFR + 2.00%), 07/16/2035 (a)	7,500,000	7,566,419
Dryden Senior Loan Fund
Series 2018-55A, Class C, 6.82% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	250,000	250,486
Series 2018-58A, Class B, 6.41% (3 mo. Term SOFR + 1.76%), 07/17/2031 (a)	1,500,000	1,501,524
Series 2018-58A, Class C, 6.71% (3 mo. Term SOFR + 2.06%), 07/17/2031 (a)	1,500,000	1,505,250
Series 2018-64A, Class B, 6.29% (3 mo. Term SOFR + 1.66%), 04/18/2031 (a)	2,600,000	2,607,111
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 7.75% (3 mo. Term SOFR + 3.26%), 11/16/2034 (a)	1,000,000	1,009,479
Series 2021-2A, Class B, 6.52% (3 mo. Term SOFR + 1.86%), 10/15/2034 (a)	7,000,000	7,039,678
Madison Park Funding Ltd.
Series 2018-29A, Class BR, 6.43% (3 mo. Term SOFR + 1.80%), 10/18/2030 (a)	12,000,000	12,032,670
Series 2019-35A, Class DR, 7.88% (3 mo. Term SOFR + 3.26%), 04/20/2032 (a)	2,000,000	2,016,090
Magnetite CLO Ltd.
Series 2015-15A, Class DR, 7.64% (3 mo. Term SOFR + 3.01%), 07/25/2031 (a)	9,320,000	9,392,336
Series 2016-17A, Class DR2, 8.12% (3 mo. Term SOFR + 3.50%), 04/20/2037 (a)	8,000,000	8,193,045
Series 2019-24A, Class DR, 7.71% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	2,600,000	2,622,731
Series 2020-26A, Class BR, 6.49% (3 mo. Term SOFR + 1.86%), 07/25/2034 (a)	5,000,000	5,024,317
Series 2020-27A, Class DR, 7.73% (3 mo. Term SOFR + 3.11%), 10/20/2034 (a)	1,400,000	1,412,283
Neuberger Berman CLO Ltd.
Series 2019-35A, Class D, 8.58% (3 mo. Term SOFR + 3.96%), 01/19/2033 (a)	1,750,000	1,772,553
Series 2020-38A, Class BR, 6.53% (3 mo. Term SOFR + 1.91%), 10/20/2035 (a)	5,000,000	5,019,993
Series 2021-42A, Class D, 7.71% (3 mo. Term SOFR + 3.06%), 07/16/2035 (a)	2,250,000	2,269,482
OCP CLO Ltd., Series 2019-16A, Class DR, 8.09% (3 mo. Term SOFR + 3.41%), 04/10/2033 (a)	1,000,000	1,007,496
OHA Credit Funding, Series 2018-1A, Class D1R, 8.22% (3 mo. Term SOFR + 3.60%), 04/20/2037 (a)	8,000,000	8,193,649
OHA Credit Partners Ltd., Series 2015-12A, Class D1R2, 8.13% (3 mo. Term SOFR + 3.50%), 04/23/2037 (a)	1,500,000	1,535,915
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.93% (3 mo. Term SOFR + 3.30%), 04/23/2037 (a)	5,000,000	5,104,534
Palmer Square CLO Ltd.
Series 2013-2A, Class CR3, 7.61% (3 mo. Term SOFR + 2.96%), 10/17/2031 (a)	1,255,000	1,256,657
Series 2014-1A, Class CR2, 7.56% (3 mo. Term SOFR + 2.91%), 01/17/2031 (a)	1,875,000	1,877,431
Rad CLO
Series 2020-9A, Class D, 8.92% (3 mo. Term SOFR + 4.26%), 01/15/2034 (a)	2,000,000	2,017,748
Series 2021-12A, Class B, 6.50% (3 mo. Term SOFR + 1.91%), 10/30/2034 (a)	4,000,000	4,022,296
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 7.76% (3 mo. Term SOFR + 3.10%), 01/15/2037 (a)	2,000,000	2,017,466
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.52% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	6,750,000	6,952,151
TICP CLO Ltd.
Series 2018-12A, Class DR, 8.22% (3 mo. Term SOFR + 3.56%), 07/15/2034 (a)	1,100,000	1,109,478
Series 2019-13A, Class DR, 8.07% (3 mo. Term SOFR + 3.41%), 04/15/2034 (a)	1,000,000	1,008,537
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $145,271,647)		148,019,598

U.S. TREASURY SECURITIES - 1.4%	Par	Value
United States Treasury Note/Bond
3.75%, 12/31/2028	13,500,000	13,200,108
4.25%, 02/28/2029	10,000,000	9,955,603
0.63%, 05/15/2030	12,500,000	10,259,627
2.75%, 08/15/2032	18,000,000	15,968,550
TOTAL U.S. TREASURY SECURITIES (Cost $49,964,993)		49,383,888

TOTAL INVESTMENTS - 95.6% (Cost $3,458,317,010)		3,445,313,866
Other Assets in Excess of Liabilities - 4.4%		158,287,573
TOTAL NET ASSETS - 100.0%		$3,603,601,439

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

USISSO05 - 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,205,462,197 or 33.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.